CREDIT AGREEMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
CREDIT AGREEMENT [Abstract]
Schedule of Post-Modification Debt
Post-Modification Debt:
Estimated fair value of debt after modification	$1,880,000
Less: Original issue discount	(202,926)
Carrying value at September 28, 2012	1,677,074
Amortization of debt discount	1,112
Carrying value at September 30, 2012	$1,678,186

Post-Modification Debt:
Estimated fair value of debt after modification	$1,584,192
Less: Beneficial conversion feature discount	(330,019)
Carrying value at September 14, 2011	1,254,173
Accrued interest	198,989
Amortization of debt discount	330,019
Carrying value at June 30, 2012	$1,783,181

Schedule of Loss of Extinguishment of Debt
Loss on Extinguishment:
Estimated fair value of debt after modification	$1,880,000
Arranger fee	37,600
Less: Original issue discount	(202,926)
Fair value of assets given	1,714,674
Less: Carrying Value of pre-modification debt	(1,677,439)
Unamortized deferred financing costs	-
Loss on debt extinguishment	$37,235

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,584,192
Waiver fee	30,000
Fair value of assets given	1,614,192
Less: Carrying Value of pre-modification debt	(838,815)
Unamortized deferred financing costs	66,375
Loss on debt extinguishment	$841,752